Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Schedule of earnings per share, basic and diluted

The following table sets forth the computation of the basic and diluted earnings per share for the quarters ended March 31, 2014 and 2013:

	March 31,	March 31,
	2014	2013

Numerator for basic and diluted earnings per share:
Net income	$218,320	$11,361

Denominator:
Denominator for basic earnings per ordinary shares – weighted average shares outstanding	4,829,826	3,125,000
Effect of dilutive warrants	1,894,582	-
Denominator for diluted earnings per ordinary share – weighted average shares outstanding	6,724,408	3,125,000

Basic earnings per ordinary share	$0.05	$0.00
Diluted earnings per ordinary share	$0.03	$0.00